SHORT-TERM BORROWINGS (Tables)	24 Months Ended
Dec. 31, 2014
Schedule of Short-term Debt [Table Text Block]
December 31,	2014	2013

The short-term loan agreement is renewed annually each October 31 st of the year. Monthly interest only payable to a bank with unpaid interest and principal payable at a maturity date of October 30, 2015, secured by building and land use right of Pacific Cedar Supplies, Ltd., interest rate at 115% of bench mark rate of 5 years and above ( 7.07% and 7.53% at December 31, 2014 and 2013).	$3,730,328	$3,921,491

The short-term loan agreement is renewed annually each July 26 th of the year. Monthly interest only payable to a bank with maturity date of July 25, 2015, secured by cash balance of Pacific Cedar Supplies, Inc., interest rate at three months LIBOR plus 5.0% ( 5.24% and 5.25% at December 31, 2014 and 2013, respectively).	-	748,090

The short-term loan agreement is renewed annually each May 31 st of the year. Monthly interest only payable to a bank with maturity date of May 30, 2015, secured by substantially all of the assets of Pacific Cedar Supplies, Inc., interest rate at three months LIBOR plus 5.7% ( 5.94% and 5.746% and at December 31, 2014 and 2013, respectively).	626,046	698,217

The short-term loan agreement is renewed annually each August 12 th of the year with an upper limit amount to $2,000,000 with maturity date of August 8, 2015, secured by trade accounts receivable of Pacific Cedar Supplies, Inc., interest rate at three months LIBOR plus 6.0% ( 6.24% and 6.25% and at December 31, 2014 and 2013, respectively).	894,353	997,453

The short-term loan agreement is renewed annually each November 29 th of the year with an upper limit amount to $1,400,000 with maturity date of November 28, 2015, secured by substantially all of the assets of Pacific Cedar Supplies, Inc., interest rate at three months LIBOR plus 5.5% ( 5.74% and 5.5% and at December 31, 2014 and 2013, respectively).	1,391,217	1,396,434

Non-interest bearing borrowings due on demand	-	75,100

Total short-term borrowings	$6,641,944	$7,836,785